Condensed Consolidated Statement of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Common Stock	Preferred Stock	Common Stock Issuable	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 276	$ 2,750	$ 281,682	$ 42,553,158	$ (42,033,136)	$ 804,730
Balance (in Shares) at Dec. 31, 2023	2,762,055	2,750,000
Sales of common stock	$ 6			294,738		294,744
Sales of common stock (in Shares)	59,772
Fair value of warrants allocated to proceeds of common stock				110,255		110,255
Fair value of warrants allocated to proceeds of related party debt				797,167		797,167
Fair value of beneficial conversion feature allocated to proceeds of related party debt				785,039		785,039
Shares and options issued to employees			(283,869)	365,519		81,650
Shares and options issued to employees (in Shares)	50
Consultant and director fees payable with common shares and warrants			157,819			157,819
Stock fees related to sales of common stock			6,000	(35,134)		(29,134)
Net loss					(6,131,479)	(6,131,479)
Balance at Dec. 31, 2024	$ 282	$ 2,750	161,632	44,870,742	(48,164,615)	(3,129,209)
Balance (in Shares) at Dec. 31, 2024	2,821,877	2,750,000
Fair value of warrants to extend related party debt				25,625		25,625
Sales of common stock			3,245			3,245
Fair value of warrants allocated to proceeds of common stock				6,755		6,755
Shares and options issued to employees				7,126		7,126
Stock fees related to sales of common stock			3,000	(3,000)
Net loss					(1,050,939)	(1,050,939)
Balance at Mar. 31, 2025	$ 282	$ 2,750	167,877	44,907,248	(49,215,554)	(4,137,397)
Balance (in Shares) at Mar. 31, 2025	2,821,877	2,750,000
Balance at Dec. 31, 2024	$ 282	$ 2,750	161,632	44,870,742	(48,164,615)	(3,129,209)
Balance (in Shares) at Dec. 31, 2024	2,821,877	2,750,000
Reclassification of historical amounts recognized for beneficial conversion features				(915,826)	905,651	(10,175)
Fair value of warrants to extend related party debt				73,626		73,626
Forgiveness of related party debt				245,000		245,000
Fair value of stock options issued to reduce accounts payable				38,284		38,284
Sales of common stock				3,245		3,245
Sales of common stock (in Shares)	2,000
Fair value of warrants allocated to proceeds of common stock				14,904		14,904
Fair value of beneficial conversion feature allocated to proceeds of related party debt				100,537		100,537
Shares and options issued to employees				109,550		109,550
Consultant and director fees payable with common shares and warrants	$ 5		(80,000)	140,785		60,790
Consultant and director fees payable with common shares and warrants (in Shares)	49,558
Stock fees related to sales of common stock	$ 1		(20,283)	32,133		11,851
Stock fees related to sales of common stock (in Shares)	7,669
Net loss					(3,280,254)	(3,280,254)
Balance at Dec. 31, 2025	$ 288	$ 2,750	61,349	44,712,980	(50,539,218)	(5,761,851)
Balance (in Shares) at Dec. 31, 2025	2,881,104	2,750,000
Shares and options issued to employees				91,722		91,722
Deemed dividend resulting from down round adjustment				36,347	(36,347)
Fair value of warrants allocated to proceeds of convertible notes payable				63,834		63,834
Consultant and director fees payable with common shares and warrants	$ 6		7	205,787		205,800
Consultant and director fees payable with common shares and warrants (in Shares)	60,000
Net loss					(1,621,304)	(1,621,304)
Balance at Mar. 31, 2026	$ 294	$ 2,750	$ 61,356	$ 45,110,670	$ (52,196,869)	$ (7,021,799)
Balance (in Shares) at Mar. 31, 2026	2,941,104	2,750,000